INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Tax Status [Line Items]
INCOME TAX STATUS	INCOME TAX STATUS
The Plan has received a determination letter from the Internal Revenue Service (“IRS”) dated July 21, 2025, stating that the Plan is qualified under Section 401(a) of the Code and the related trust is exempt from taxation. Although the Plan has been amended since receiving the determination letter, the Company believes the Plan, as amended, is qualified and the related trust is exempt from taxation.
U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken within twelve months that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no IRS audits of the Plan in progress for any tax periods.